Deferred Income Tax - Summary of Deferred Income Tax (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of deferred income taxes [line items]
Deferred income tax asset	S/ 425,436	S/ 436,697
Deferred income tax liability	(75,347)	(72,472)
Deferred income tax asset, net	350,089	364,225	S/ 353,839	S/ 48,682
Up to 1 year [member]
Disclosure of deferred income taxes [line items]
Deferred income tax asset	48,889	73,883
Deferred income tax liability	(9,067)	(5,583)
Later than one year [member]
Disclosure of deferred income taxes [line items]
Deferred income tax asset	376,547	362,814
Deferred income tax liability	S/ (66,280)	S/ (66,889)